Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

Related party balances at March 31, 2021 and December 31, 2020 consisted of the following:

Related Parties Payable

	March 31, 2021	December 31, 2020
	(U.S. dollars in thousands)
Related Parties Payable due to management fee	151	126

General and Administrative Expenses

	For the Period Ended March 31,
	2021	2020
	(U.S. dollars in thousands)
Management Fee	25	25

NOTE 4 – RELATED PARTY TRANSACTIONS

Related party balances as of June 30, 2021 and December 31, 2020 consisted of the following:

Related Parties Payable

	June 30, 2021	December 31, 2020
	(U.S. dollars in thousands)
Related Parties Payable due to management fee	162	126

General and Administrative Expenses

	For the Period Ended June 30,
	2021	2020
	(U.S. dollars in thousands)
Management Fee	50	50

NOTE 7 – RELATED PARTY TRANSACTIONS

Related Parties Payable

	December 31, 2020	December 31, 2019
	(U.S. dollars in thousands)
Related Parties Payable due to management fee	126	105

General and Administrative Expenses

	For the Year Ended December 31,
	2020	2019
	(U.S. dollars in thousands)
Management Fee	100	100